Advances to third parties	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Advances to third parties
7. Advances to third parties
Advances to third parties comprise the following:

	2022	2021
	$	$
Advances to a third party independent sales organization	2,154	16,616
Other	146	164
	2,300	16,780

Current portion	(579)	(3,104)
Long-term portion	1,721	13,676
Commencing in 2018, the Company entered into various agreements with a single third party independent sales organization to acquire the rights to future cash flows from a portfolio of merchant contracts. Under the agreements, the Company is entitled to receive payments, equivalent to a specified percentage of the processing fee, directly from financial institutions when a merchant uses the payment processing services of the third party independent sales organization. The agreements provide for minimum guaranteed payments for the first three years of the arrangement, which is achieved by the third party independent sales organization providing for merchant replacements in order to meet those minimum guaranteed payments. Subsequent to three years, the portfolio of merchants is fixed, and the cash flows are no longer guaranteed. The Company has accounted for the transaction in two parts: 1) the acquisition of a loan portfolio, which will be settled through merchant residuals over the first three years of the agreements; and 2) a deposit paid on the right to acquire a fixed portfolio of merchant contracts at the end of the third year. Both components of this acquisition are recognized initially at fair value and are subsequently accounted for at FVTPL with the fair value of each unit of account being determined by calculating the present value of the future estimated cash flows over the term of the agreements using an appropriate market discount rate. The future cash flows are estimated based on historical experience and expected attrition using known information as well as current and forecasted economic conditions.
At the end of the minimum guarantee period of three years, in accordance with the agreements, these advances to a third party are settled in exchange for a fixed portfolio of merchants contracts. The portfolio of merchant contracts is recognized at the fair value of the advance to a third party on the date of settlement as an intangible asset, under partner and merchant relationships.
The movement in the advances to a third party independent sales organization is as follows:

	Note	2022	2021
		$	$
Balance, beginning of year		16,616	46,680
Interest on advances to a third party		546	2,568
Merchant residuals received		(2,041)	(9,036)
Settlement of advances to a third party	9	(12,967)	(23,687)
Fair value remeasurement		—	91
Balance, end of year		2,154	16,616